Consolidated Statements of Operations - BRL (R$) R$ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025
Operating revenue
Passenger revenue	R$ 4,560,533	R$ 4,578,922	R$ 9,609,310	R$ 9,596,296
Other revenues	418,117	363,422	840,709	740,470
Total revenue	4,978,650	4,942,344	10,450,019	10,336,766
Operating expenses
Aircraft fuel	(1,960,788)	(1,388,694)	(3,301,752)	(2,960,683)
Salaries and employee benefits	(766,752)	(668,974)	(1,477,581)	(1,376,856)
Share-based incentive	(20,024)	(57,716)	(80,885)	(70,515)
Airport taxes and fees	(288,746)	(316,564)	(590,744)	(634,393)
Auxiliary services for air transport	(235,762)	(251,044)	(468,128)	(484,808)
Maintenance	(204,710)	(202,762)	(495,607)	(405,255)
Selling expenses	(270,601)	(164,898)	(525,246)	(410,709)
Depreciation and amortization	(747,082)	(762,777)	(1,401,490)	(1,578,014)
Insurance	(29,547)	(31,801)	(60,073)	(49,801)
Renegotiations – financial - Chapter 11	(149,584)	(170,918)	(314,617)	(297,024)
Breakage – GUC	0	0	1,589,798	0
Restructuring costs - Chapter 11	(74,852)	0	(382,834)	0
Others	(748,708)	(962,450)	(1,501,592)	(624,075)
Total operating expenses	(5,497,156)	(4,978,598)	(9,010,751)	(8,892,133)
Operating (loss) profit	(518,506)	(36,254)	1,439,268	1,444,633
Financial income	14,311	783,649	44,312	815,238
Financial expenses	(937,973)	(1,728,953)	(5,891,650)	(4,527,879)
Derivative financial instruments, net	14,402	655,849	14,402	860,716
Foreign currency exchange, net	27,096	1,793,716	1,499,867	4,528,935
Financial result	(882,164)	1,504,261	(4,333,069)	1,677,010
Profit (loss) before IR and CSLL	(1,400,670)	1,468,007	(2,893,801)	3,121,643
Current income tax and social contribution	0	(12)	(1,877)	(27)
Deferred income tax and social contribution	0	0	7,515,404	0
Profit (loss) for the period	R$ (1,400,670)	R$ 1,467,995	R$ 4,619,726	R$ 3,121,616
Common shares
Operating expenses
Basic income (loss) per common share – R$ (in brazilian real per share)	R$ (3.80)	R$ 1.71	R$ 14.62	R$ 3.96
Diluted income (loss) per common share – R$ (in brazilian real per share)	R$ (3.80)	R$ 1.71	R$ 14.62	R$ 3.96